Intangible Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Apr. 30, 2019
Intangible Assets [Line Items]
Amortization expense			$ 0	$ 167,848
Revenue decline percentage	35.00%	65.00%
Impairment loss				716,000
Estimated fair value				$ 0
NCFM [Member]
Intangible Assets [Line Items]
Acquisition of intangible assets					$ 1,101,538
NCFM website [Member]
Intangible Assets [Line Items]
Acquisition of intangible assets					$ 41,000